PROPERTY, PLANT AND EQUIPMENT - Impairment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Impairment of property, plant and equipment	R$ 0	R$ 0	R$ 411,925
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	316,348	352,287
Machines, equipments, and installations
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	476,602	622,382
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	R$ 543,726	R$ 543,726